Segmental Analyses - Disclosure of Revenues at Current Rates and Revenues Translated (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Geographical Areas [Line Items]
Revenue	[1]	£ 19,564	£ 14,130	£ 12,536
Translation exchange		700	687
Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue			13,443
Constant Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		18,606
Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		19,564	14,130
Current Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		19,306
Current Rates | Adjusting Items
Disclosure Of Geographical Areas [Line Items]
Adjusting items Current rates		258
United States
Disclosure Of Geographical Areas [Line Items]
Revenue		4,160
Translation exchange		202
United States | Constant Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		3,958
United States | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		4,160
United States | Current Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		4,160
APME
Disclosure Of Geographical Areas [Line Items]
Revenue			4,769	4,259
Translation exchange		197	539
APME | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue			4,230
APME | Constant Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		4,776
APME | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		4,973	4,769
APME | Current Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		4,973
AMSSA
Disclosure Of Geographical Areas [Line Items]
Revenue			4,038	3,929
Translation exchange		42	199
AMSSA | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue			4,237
AMSSA | Constant Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		4,365
AMSSA | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		4,323	4,038
AMSSA | Current Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		4,323
ENA
Disclosure Of Geographical Areas [Line Items]
Revenue			5,323	£ 4,348
Translation exchange		343	347
ENA | Constant Rates
Disclosure Of Geographical Areas [Line Items]
Revenue			4,976
ENA | Constant Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		5,507
ENA | Current Rates
Disclosure Of Geographical Areas [Line Items]
Revenue		6,108	£ 5,323
ENA | Current Rates | Adjusted Revenue
Disclosure Of Geographical Areas [Line Items]
Revenue		5,850
ENA | Current Rates | Adjusting Items
Disclosure Of Geographical Areas [Line Items]
Adjusting items Current rates		£ 258

[1]	Revenue is net of duty, excise and other taxes of £37,780 million, £32,136 million and £27,896 million for the years ended 31 December 2017, 2016 and 2015, respectively.